 [Letterhead of Willkie Farr & Gallagher LLP]

February 6, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               Credit Suisse Capital Funds

(Securities Act File No. 033-03706);

(Investment Company Act File No. 811-04604)

Post-Effective Amendment No. 40

Ladies and Gentlemen:

On behalf of the Credit Suisse Capital Funds (the “Trust”), we hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 40 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).  The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust: the Asia Bond Fund (the “Fund”).

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1)  Investment Objectives and Policies

The Fund seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. To pursue this goal, the Fund invests primarily in bonds and other debt securities of Asian sovereign and corporate issuers.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other debt securities of Asian issuers, as defined below.  The portion of the Fund’s assets not invested in those investments may be invested in debt securities issued by the U.S. government, its agencies and instrumentalities, U.S. companies and multinational organizations, such as the Asian Development Bank, as well as derivatives and other assets.  The Fund may invest without limit in emerging markets and in issuers of any market capitalization, including start-ups.

The portfolio managers base their investment decision on fundamental market factors, currency trends and credit quality.  The Fund invests where the combination of interest, appreciation and currency exchange rates appear attractive.  The Fund’s portfolio will be broadly diversified in terms of countries invested in and rating of issuers.  The Fund may invest in debt securities of any quality, including debt securities rated as low as C by Moody’s Investors Service (“Moody’s”) or D by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), or, if unrated, deemed to be of comparable quality.  Securities rated C by Moody’s can be regarded as having extremely poor prospects of ever attaining any real investment standing.  Securities rated D by Standard & Poor’s are in payment default.  The Fund currently intends to maintain an average portfolio credit rating of BB- by Standard & Poor’s.

The portfolio managers seek to achieve the Fund’s objective through active management of the portfolio’s duration, credits, currency exposure and country allocation.  A top down analysis is performed to determine the portion of Fund assets to be invested in Asian corporate, Asian sovereign and U.S. government and corporate bonds.  Then, the managers determine the allocation of assets to particular countries in the region and finally, individual securities are selected by evaluating the industry and business profile of the issuer, the financial profile of the issuer, the structure and subordination of the security and other relevant factors.  The managers intend to enhance return by managing currency exposure, which may involve hedging transactions as well as speculating in comparative changes in currency exchange rates.  The Fund’s exposure to a currency can exceed the value of the Fund’s securities denominated in that currency and may exceed the value of the Fund’s assets.  Currency positions will be based on the manager’s analysis of relevant regional macroeconomic and other factors.  The Fund has no stated maturity or duration policy and the average effective maturity or duration may change.  Credit Suisse Asset Management Limited, the sub-adviser, has implemented proprietary risk management systems to monitor the portfolio to protect against loss and through overemphasis on a particular issuer, country or currency.

Asian issuers are issuers (i) organized under the laws of an Asian country or that maintain their principal place of business in Asia; (ii) traded principally in Asia; (iii) that during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Asia or have at least 50% or their assets in an Asian country; or (iv) instruments, derivatives or securities that expose the fund to the economic fortunes and risks of Asia.  For the purposes of the Fund’s investments, Asia currently includes Australia, Bangladesh, Brunei, China, Hong Kong, India, Indonesia, Japan, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Nepal, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

(2)  Material Changes from Recent Filings  None.

(3)  Problem Areas Warranting Special Attention  None.

(4)  Portions of Prior Filings Similar to, or Precedent For, the Current Filing

The Fund’s descriptions of its shares and other attributes under the headings “More About Your Fund—Share Valuation,” “More About Your Fund—Distributions,” “More About Your Fund—Taxes,” “More About Your Fund—Statements and Reports,” “Buying and Selling Shares,”

Shareholder Services,” “Other Policies,” “Other Shareholder Information,” “Other Information” and “For More Information” included in the Prospectus and under the headings “Portfolio Valuation,” “Portfolio Transactions,” “Portfolio Turnover,” “Management of the Fund,” “Additional Purchase and Redemption Information,” “Exchange Privilege” “Additional Information Concerning Taxes,” “Independent Registered Public Accounting Firm and Counsel,” and “Financial Statements” included in the Statement of Additional Information are substantially similar (except to the extent the disclosure has changed to conform to more recent disclosure requirements) to the corresponding descriptions contained in the Prospectus and Statement of Additional Information included in the 485(a) filing of Credit Suisse Capital Funds -Credit Suisse Absolute Return Fund, which was filed on November 30, 2006 and reviewed by the Staff.

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement.  Consequently, on behalf of the Trust, we request that the Registration Statement be given limited review by the Staff.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned or Rose F. DiMartino of this office at (212) 728-8000.

Very truly yours,

/s/ Mary C. Carty
Mary C. Carty, Esq.

cc:                                 Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP

J. Kevin Gao, Esq., Credit Suisse Asset Management, LLC